Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets Including Goodwill [Abstract]
Disclosure of Changes in Intangible Assets and Goodwill
Intangible assets as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$650,697	$—	$(254,893)	$395,804
Trademarks	50,012	(3)	(15,000)	35,009
Customer relationships	83,749	(77,552)	—	6,197
Purchased technology	52,297	(46,225)	—	6,072
Development costs	9,486	(9,486)	—	—
Software	2,934	(2,546)	—	388
Total	$849,175	$(135,812)	$(269,893)	$443,470

	December 31, 2023
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$651,597	$—	$(254,893)	$396,704
Trademarks	50,000	—	(15,000)	35,000
Customer relationships	84,271	(75,386)	—	8,885
Purchased technology	52,707	(45,545)	—	7,162
Development costs	9,486	(9,486)	—	—
Software	2,968	(2,444)	—	524
Total	$851,029	$(132,861)	$(269,893)	$448,275

	January 1, 2023
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$633,965	$—	$(254,893)	$379,072
Trademarks	50,000	—	(15,000)	35,000
Customer relationships	75,000	(75,000)	—	—
Purchased technology	45,423	(45,423)	—	—
Development costs	9,486	(9,486)	—	—
Software	2,462	(2,411)	—	51
Total	$816,336	$(132,320)	$(269,893)	$414,123
Changes in the net book value of intangible assets for the years ended December 31, 2024, and 2023 are as follows (in thousands):

	December 31, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	12	—	—	—	4	16
Amortization	—	(3)	(2,272)	(714)	—	(113)	(3,102)
Translation differences	(900)	—	(416)	(376)	—	(27)	(1,719)
Ending balance	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470

	December 31, 2023
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$379,072	$35,000	$—	$—	$—	$51	$414,123
Acquisition	—	—	—	—	—	11	11
Acquisition in business combination	16,933	—	8,893	6,987	—	476	33,289
Amortization	—	—	(380)	(120)	—	(33)	(533)
Translation differences	699	—	372	295	—	19	1,385
Ending balance	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275

Disclosure of Goodwill and Indefinite-Lived Intangibles	In addition, the following table shows goodwill and indefinite-lived trademarks allocated to each CGU.

	Year ended December 31,
	2024	2023
DoubleDown Interactive Co., Ltd.
Goodwill	$379,072	$379,072
Indefinite-lived trademarks	35,000	35,000
SuprNation
Goodwill	16,732	17,632

Disclosure of Weighted Average Cost of Capital Rates	The following table summarizes the reporting period’s WACC discount rate and perpetual growth rate.

	Pre-tax WACC discount rate	After-tax WACC discount rate	Perpetual growth rate
FY 2024
DoubleDown Interactive CGU	12.4%	12.1%	1.0%
SuprNation CGU	16.7%	15.8%	1.0%

Disclosure of Sensitivity Analysis on the Effect of Changes in Discount Rate
The following table presents the sensitivity analysis on the effect of changes in the discount rate as follows (in thousands):

	Year ended December 31, 2024
	+0.5% point	-0.5% point
DoubleDown Interactive CGU	$(33,043)	$36,153
SuprNation CGU	(1,176)	1,260
The following table presents the sensitivity analysis on the effect of changes in the perpetual growth rate as follows (in thousands):

	Year ended December 31, 2023
	+0.5% point	-0.5% point
DoubleDown Interactive CGU	$23,743	$(21,699)
SuprNation CGU	815	(761)